DWS Enhanced Commodity Strategy Fund Annual Fund Operating Expenses - DWS Enhanced Commodity Strategy Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%	[1]
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	1.10%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	2.03%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.85%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.85%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[1]
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.85%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[1]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.95%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.49%, 0.38%, 0.29%, 0.37% and 0.48% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.